Net Interest Expense - Schedule of Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interest on credit facilities	$ 9.5	$ 20.1
Interest on lease liabilities	23.7	28.8
Other	9.5	4.2
Total interest expense	42.7	53.1
Interest income on FVOCI investment debt securities	(3.5)	(2.8)
Other	(1.3)	(1.1)
Total interest income	(4.8)	(3.9)
Net interest expense	$ 37.9	$ 49.2